Bank Premises, Furniture, Fixtures and Equipment (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 39,246,300	$ 37,548,934
Less accumulated depreciation	20,006,070	18,925,780
Total	19,240,230	18,623,154
Land and buildings
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	24,085,233	23,291,103
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Bank premises, furniture, fixtures and equipment	$ 15,161,067	$ 14,257,831